Intangible assets, net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 7: —Intangible assets, net

Intangible assets, net consisted of the following as of:

	December 31,
	2020	2019
Developed technology	$3,920	$3,920
Capitalized internal-use software	4,596	4,019
Customer relationships	2,660	2,660
Workforce	1,250	—
Trade name	1,170	1,170
	13,596	11,769
Less—accumulated amortization	(7,712)	(4,581)
	$5,884	$7,188

In connection with internal-use software, the Company capitalized $577, $ 1,014 and $789 for the years ended December 31, 2020, 2019 and 2018 respectively. The capitalized amount included share-based compensation of $40, $110 and $11 for the years ended December 31, 2020, 2019 and 2018, respectively.

Amortization expenses amounted to $3,131, $2,651 and $1,430 for the years ended December 31, 2020, 2019 and 2018, respectively.

The estimated future amortization of intangible assets as of December 31, 2020 was as follows:

2021	$2,840
2022	1,878
2023	862
2024	113
2025 and thereafter	191
$5,884